Share-based option plan - RSU activity (Details) - RSU R$ in Millions	3 Months Ended		12 Months Ended	42 Months Ended
	Mar. 31, 2018 BRL (R$) Options	Mar. 31, 2017 BRL (R$) Options	Dec. 31, 2017 Options	Dec. 31, 2017 Options
Number of other equity instruments
Balance of the beginning of the year (in shares)	809,946	859,940	859,940
Granted (in shares)			285,064	1,434,204
Cancelled (in shares)			(63,676)
Paid (in shares)			(271,382)
Balance of the end of the year (in shares)	809,946		809,946	809,946
Share-based compensation expense (in reais) | R$	R$ 1.6	R$ 1.2